Related Party Transactions and Balances (Details) - HongKong Kisen [Member] - USD ($)			12 Months Ended
	Jan. 01, 2023	Apr. 07, 2022	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Line Items]
Loan amount	$ 20,000,000	$ 10,000,000	$ 962,000	$ 4,384,975
Interest rate	0.10%	0.10%
Debt term	1 year	10 months
Repaid amount		$ 2,000,000	8,021,693	3,160,000
Generating interest expense			$ 9,565	$ 9,316